CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Current Assets
Cash and cash equivalents	$ 998.3		$ 718.5
Trade receivables, net	480.6	[1]	676.7	[2]
Inventories	616.3		672.4
Other current assets	473.2		455.0
Total current assets	2,568.4		2,522.6
Property, plant and equipment, net	755.6		848.5
Goodwill	1,475.8		1,469.5
Other Intangible assets, net	1,835.5		1,853.7
Other assets	82.1		36.9
Total assets	6,717.4		6,731.2
Current Liabilities
Current maturities of long-term debt	140.0		231.5
Notes payable	99.0		162.4
Accounts payable	340.4		325.2
Other current liabilities	574.0		588.4
Total current liabilities	1,153.4		1,307.5
Long-term debt	1,998.8		2,138.6
Other liabilities	1,111.6		1,215.6
Total liabilities	4,263.8		4,661.7
Shareholders' equity
Preferred stock, $.01 par value, none outstanding	0		0
Common stock, $.01 par value, 108,008,682 shares authorized; 65,251,989 and 108,008,682 shares issued at 2013 and 2012, respectively	0.7		1.1
Additional paid in capital	1,628.9		1,621.7
Retained earnings	1,144.1		2,993.2
Common stock in treasury, at cost, 2,927,695 and 46,486,595 shares at 2013 and 2012, respectively	(147.2)		(2,328.7)
Accumulated other comprehensive loss	(172.9)		(217.8)
Total shareholders' equity	2,453.6		2,069.5
Total liabilities and shareholders' equity	$ 6,717.4		$ 6,731.2

[1]	Trade receivables, net for the Non-Guarantors includes approximately $221.4 at September 30, 2013 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.